Capital Stock and Long-term Retention Plan - Long-Term Retention Plan (Details) $ / shares in Units, EquityInstruments in Thousands, $ in Thousands, shares in Millions		2 Months Ended	12 Months Ended
	Apr. 02, 2013	Dec. 31, 2017 MXN ($) EquityInstruments shares	Dec. 31, 2017 EquityInstruments $ / shares shares	Dec. 31, 2016 EquityInstruments	Dec. 31, 2015 EquityInstruments
Share based payment arrangements
Cash contributions to the trust held for Long-Term Retention Plan | $		$ 2,500,000
Long-Term Retention Plan
Share based payment arrangements
Maximum percentage of capital granted annually in CPOs	1.50%
Shares sold in open market | shares		78.1	78.1
Retention Plan Trust
Share based payment arrangements
Percentage of CPOs or its equivalents held in the form of CPO by trust			70.00%
Percentage of CPOs or its equivalents held in the form other than CPO by trust			30.00%
Number reserved for future vesting | shares		103.6	103.6
Vesting price (in pesos per CPO) | $ / shares			$ 36.52
Number of CPOs owned by trust for employees | shares		2.6	2.6
CPOs | Long-Term Retention Plan
Share based payment arrangements
Shares outstanding		157,915	157,915	146,293	144,250
Shares vested			21,962	32,855
CPOs | Retention Plan Trust
Share based payment arrangements
Shares outstanding		166,300	166,300
Shares vested			42,500	37,000	24,300
Minimum | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares			$ 84.92
Maximum | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares			$ 90.59